Equity Based Compensation (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2009 Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance					3,382,316	3,200,639	2,787,184	701,542	556,216	383,119
Granted					503,259	535,867	743,145	222,580	253,342	309,063
Exercised / Lapsed					(736,452)	(314,815)	(226,264)	(146,638)	(93,597)	(123,782)
Forfeited					(42,243)	(39,375)	(103,426)	(21,818)	(14,419)	(12,184)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance					3,106,880	3,382,316	3,200,639	755,666	701,542	556,216
Options exercisable					1,897,366
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 46.30	$ 41.91	$ 39.96	$ 40.84
Granted	$ 59.74	$ 47.10	$ 32.20
Exercised / Lapsed	$ 35.26	$ 30.80	$ 26.77
Forfeited	$ 45.50	$ 43.20	$ 36.71
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 46.30	$ 41.91	$ 39.96	$ 40.84
Options exercisable	$ 45.64
Options, Outstanding, Intrinsic Value	$ 18,500,000
Options, Exercisable, Intrinsic Value	$ 12,500,000